Schedule of share capital shares (Details) (Parenthetical)	Dec. 31, 2022 £ / shares	Nov. 24, 2022 $ / shares	Nov. 24, 2022 £ / shares	Nov. 15, 2022 $ / shares	Nov. 15, 2022 £ / shares	Dec. 31, 2021 £ / shares	Aug. 25, 2020 £ / shares
IfrsStatementLineItems [Line Items]
Par value per share | (per share)		$ 6.51	£ 5.41	$ 7.565	£ 6.362		£ 215.00
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Par value per share	£ 0.0001					£ 0.0001
Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Par value per share	0.4999					0.4999
Ordinary shares A [member]
IfrsStatementLineItems [Line Items]
Par value per share	£ 0.50					£ 0.50